Annual Fund Operating Expenses - Roundhill S&P 500® No Dividend Target ETF	Jun. 10, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 10, 2026
Roundhill S&P 500® No Dividend Target ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Acquired Fund Fees and Expenses	0.025%
Expenses (as a percentage of Assets)	0.215%
Fee Waiver or Reimbursement	0.1301%	[3]
Net Expenses (as a percentage of Assets)	0.0849%

[1]	The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill” or the “Adviser”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan.
[2]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[3]	Pursuant to a contractual agreement, Roundhill has agreed to waive its management fee and reimburse certain expenses to prevent the Fund’s Annual Fund Operating Expenses from exceeding 0.0849% until June 10, 2026. This agreement may be terminated by the Board of Trustees of the Trust at any time upon 60 days’ prior written notice.